Schedule of Portfolio Investments
AAMA Income Fund
March 31, 2020 (Unaudited)

U.S. GOVERNMENT AGENCIES - 9.9%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 8.0%
Federal Home Loan Bank	2.360%	05/23/22	$7,000,000	$7,294,506
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	5,492,652
				12,787,158
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.9%
Federal Home Loan Mortgage Corporation	2.500%	04/23/20	3,000,000	3,003,909

TOTAL U.S. GOVERNMENT AGENCIES (Cost $15,357,012)				$15,791,067

U.S. TREASURY OBLIGATIONS - 80.1%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 3.1% (a)
U.S. Treasury Bills	1.536%	04/16/20	$5,000,000	$4,999,848

U.S. TREASURY NOTES - 77.0%
U.S. Treasury Notes	1.500%	05/15/20	2,000,000	2,003,407
U.S. Treasury Notes	3.500%	05/15/20	6,000,000	6,024,721
U.S. Treasury Notes	1.625%	07/31/20	10,000,000	10,048,425
U.S. Treasury Notes	1.375%	09/15/20	3,000,000	3,017,109
U.S. Treasury Notes	2.625%	11/15/20	5,000,000	5,077,148
U.S. Treasury Notes	3.625%	02/15/21	7,000,000	7,216,016
U.S. Treasury Notes	2.250%	04/30/21	10,000,000	10,228,906
U.S. Treasury Notes	2.125%	06/30/21	10,000,000	10,247,266
U.S. Treasury Notes	2.000%	08/31/21	10,000,000	10,253,125
U.S. Treasury Notes	2.000%	11/15/21	3,000,000	3,087,656
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	5,150,586
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	5,177,149
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	2,074,453
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	10,457,031
U.S. Treasury Notes	1.750%	01/31/23	5,000,000	5,207,617
U.S. Treasury Notes	1.750%	05/15/23	10,000,000	10,451,953
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	10,872,656
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	6,528,750
				123,123,974

TOTAL U.S. TREASURY OBLIGATIONS (Cost $124,503,984)				$128,123,822

Schedule of Portfolio Investments (Continued)
AAMA Income Fund

MONEY MARKET FUNDS - 9.4%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Advisory Class, 0.17% (b) (Cost $15,030,992)	15,030,992	$15,030,992

TOTAL INVESTMENTS (Cost $154,891,988) - 99.4%		$158,945,881

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		988,752

NET ASSETS - 100.0%		$159,934,633

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of March 31, 2020.